Loans And Allowance For Credit Losses (Troubled Debt Restructurings By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012 Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	27,111
Troubled debt restructurings, Pre-modification outstanding recorded investment	¥ 305,664
Troubled debt restructurings, Post-modification outstanding recorded investment	304,520
Troubled debt restructurings that subsequently defaulted, Number of contracts	3,441
Troubled debt restructurings that subsequently defaulted, Recorded Investment	10,801
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	1,776
Troubled debt restructurings, Pre-modification outstanding recorded investment	237,366
Troubled debt restructurings, Post-modification outstanding recorded investment	237,366
Troubled debt restructurings that subsequently defaulted, Number of contracts	108
Troubled debt restructurings that subsequently defaulted, Recorded Investment	8,382
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	483
Troubled debt restructurings, Pre-modification outstanding recorded investment	141,964
Troubled debt restructurings, Post-modification outstanding recorded investment	141,964
Troubled debt restructurings that subsequently defaulted, Number of contracts	14
Troubled debt restructurings that subsequently defaulted, Recorded Investment	4,981
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	69
Troubled debt restructurings, Pre-modification outstanding recorded investment	4,908
Troubled debt restructurings, Post-modification outstanding recorded investment	4,908
Troubled debt restructurings that subsequently defaulted, Number of contracts	12
Troubled debt restructurings that subsequently defaulted, Recorded Investment	581
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	106
Troubled debt restructurings, Pre-modification outstanding recorded investment	12,766
Troubled debt restructurings, Post-modification outstanding recorded investment	12,766
Troubled debt restructurings that subsequently defaulted, Number of contracts	1
Troubled debt restructurings that subsequently defaulted, Recorded Investment	39
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	166
Troubled debt restructurings, Pre-modification outstanding recorded investment	15,555
Troubled debt restructurings, Post-modification outstanding recorded investment	15,555
Troubled debt restructurings that subsequently defaulted, Number of contracts	10
Troubled debt restructurings that subsequently defaulted, Recorded Investment	168
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	709
Troubled debt restructurings, Pre-modification outstanding recorded investment	50,087
Troubled debt restructurings, Post-modification outstanding recorded investment	50,087
Troubled debt restructurings that subsequently defaulted, Number of contracts	57
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,985
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	4
Troubled debt restructurings, Pre-modification outstanding recorded investment	883
Troubled debt restructurings, Post-modification outstanding recorded investment	883
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	66
Troubled debt restructurings, Pre-modification outstanding recorded investment	4,450
Troubled debt restructurings, Post-modification outstanding recorded investment	4,450
Troubled debt restructurings that subsequently defaulted, Number of contracts	5
Troubled debt restructurings that subsequently defaulted, Recorded Investment	190
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	38
Troubled debt restructurings, Pre-modification outstanding recorded investment	2,620
Troubled debt restructurings, Post-modification outstanding recorded investment	2,620
Troubled debt restructurings that subsequently defaulted, Number of contracts	4
Troubled debt restructurings that subsequently defaulted, Recorded Investment	310
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	135
Troubled debt restructurings, Pre-modification outstanding recorded investment	4,133
Troubled debt restructurings, Post-modification outstanding recorded investment	4,133
Troubled debt restructurings that subsequently defaulted, Number of contracts	5
Troubled debt restructurings that subsequently defaulted, Recorded Investment	128
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	11
Troubled debt restructurings, Pre-modification outstanding recorded investment	9,961
Troubled debt restructurings, Post-modification outstanding recorded investment	9,494
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	1
Troubled debt restructurings, Pre-modification outstanding recorded investment	524
Troubled debt restructurings, Post-modification outstanding recorded investment	524
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	1,434
Troubled debt restructurings, Pre-modification outstanding recorded investment	31,289
Troubled debt restructurings, Post-modification outstanding recorded investment	31,289
Troubled debt restructurings that subsequently defaulted, Number of contracts	4
Troubled debt restructurings that subsequently defaulted, Recorded Investment	89
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	23,421
Troubled debt restructurings, Pre-modification outstanding recorded investment	14,643
Troubled debt restructurings, Post-modification outstanding recorded investment	14,444
Troubled debt restructurings that subsequently defaulted, Number of contracts	3,321
Troubled debt restructurings that subsequently defaulted, Recorded Investment	2,011
UNBC [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	468
Troubled debt restructurings, Pre-modification outstanding recorded investment	11,881
Troubled debt restructurings, Post-modification outstanding recorded investment	11,403
Troubled debt restructurings that subsequently defaulted, Number of contracts	8
Troubled debt restructurings that subsequently defaulted, Recorded Investment	¥ 319